CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary Shares		Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2019		$ 99,188	$ 123		$ 1,265,615	$ (11,948)	$ (1,216,703)	$ 62,101
Balance (in shares) at Dec. 31, 2019	[1]		8,881,081
Increase (Decrease) in Stockholders' Equity
Share buyback		$ (374)				(374)
Share buyback (in shares)		(199,331)	(49,833)	[1]
Restricted shares issued and restricted share units released		$ 703			703
Restricted shares issued and restricted share units released (in shares)	[1]		143,320
Net loss		(23,676)					(23,676)
Other comprehensive income (loss):
Foreign currency translation		1,560						1,560
Balance at Dec. 31, 2020		77,401	$ 123		1,266,318	(12,322)	(1,240,379)	63,661
Balance (in shares) at Dec. 31, 2020	[1]		8,974,568
Increase (Decrease) in Stockholders' Equity
Share buyback
Share buyback (in shares)
Restricted shares issued and restricted share units released		$ 504			504
Restricted shares issued and restricted share units released (in shares)	[1]		53,917
Net loss		(5,828)					(5,828)
Other comprehensive income (loss):
Foreign currency translation		(3,720)						(3,720)
CTA recognition on liquidation of the subsidiaries		(6)						(6)
Balance at Dec. 31, 2021		$ 68,351	$ 123		1,266,822	(12,322)	(1,246,207)	59,935
Balance (in shares) at Dec. 31, 2021		9,028,000	9,028,485	[1]
Increase (Decrease) in Stockholders' Equity
Option exercise		$ 20			20
Option exercise (in shares)	[1]		4,430
Cancellation of restricted shares issued	[1]		4,702
Share buyback		$ (13)				(13)
Share buyback (in shares)		(15,699)	(3,925)	[1]
Restricted shares issued and restricted share units released		$ 603			603
Restricted shares issued and restricted share units released (in shares)	[1]		48,795
Net loss		(5,002)					(5,002)
Other comprehensive income (loss):
Foreign currency translation		(6,495)						(6,495)
Balance at Dec. 31, 2022		$ 57,464	$ 123		$ 1,267,445	$ (12,335)	$ (1,251,209)	$ 53,440
Balance (in shares) at Dec. 31, 2022		9,073,000	9,073,083	[1]

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. The outstanding shares and treasury stock shares for 2021 and 2020 have been adjusted retroactively to reflect the one-for-four reverse share split.